OTHER REVENUE AND EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER REVENUE AND EXPENSES
OTHER REVENUE AND EXPENSES

NOTE 37 – OTHER REVENUE AND EXPENSES

	12/31/2023	12/31/2022	12/31/2021
Reimbursement of fixed assets in progress - AIC	—	121,033	588,786
Result from disposal of shares (minority holdings)	—	453,624	—
Result from disposal of assets	55,692	—	—
Result from businesses combinations (a)	593,132	—	—
Effects of Law No. 14,182/2021	—	(355,062)	—
Reimbursement of inefficiency - CCC	—	—	621,968
Other income and expenses	2,456	(32,671)	—
	651,280	186,924	1,210,754

(a) Result from acquisitions

In the 2023 financial year, Furnas recognized gain from the remesuarement in investment shareholding related to the acquisitions of control in Baguari Energia, Retiro Baixo, Triângulo Mineiro and Vale do São Bartolomeu to the value of R$283,930. See note 17.1.